John Hancock Lifestyle Portfolios

Supplement dated 12-30-10 to the current Prospectuses

Effective January 1, 2011, in the “Fund summary” section, under the heading “Investment management,” the subadviser section is amended and restated to reflect the new name of one of the Funds’ subadvisers and to add an additional subadviser, as follows:

Subadviser John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Subadviser John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Subadviser consultant QS Investors, LLC

In the “Fund summary” section, the information under the “Portfolio management” heading is amended and restated, as follows:

Bob Boyda

Senior Managing Director and Senior Portfolio Manager

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Portfolio Manager of the funds since 2010

Steve Medina

Senior Managing Director and Senior Portfolio Manager

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Portfolio Manager of the funds since 2010

Bruce Speca

Head of Global Asset Allocation

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Portfolio Manager of the funds since 2010

Steve Orlich

Senior Managing Director and Senior Portfolio Manager

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio Manager of the funds since 2005

Scott Warlow

Managing Director

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio Manager of the funds since 2007

In the “Fund details – Who’s who” section, the “Subadviser” subsection is amended and restated to reflect the new name of one of the funds’ subadvisers and to add an additional subadviser, as follows:

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

200 Bloor Street East

Toronto, Ontario, Canada M4W 1E5

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John Hancock Asset Management a division of Manulife Asset Management (North America) Limited, formerly known as MFC Global Investment management (U.S.A.) Limited, provides investment advisory services to individual and institutional investors and is a wholly owned subsidiary of Manulife Financial Corporation (MFC). As of September 30, 2010 John Hancock Asset Management a division of Manulife Asset Management (North America) Limited had $21.3 billion in assets under management.

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

101 Huntington Avenue

Boston, MA 02199

John Hancock Asset Management a division of Manulife Asset Management (US) LLC, formerly known as MFC Global Investment Management (U.S.), LLC, provides investment advisory services to individual and institutional investors and is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (a subsidiary of Manulife Financial Corporation) and, as of September 30, 2010, had total assets under management of approximately $42.3 billion.

QS Investors, LLC

880 Third Avenue, 7th Floor

New York, New York 10022

•         Provides consulting services to the adviser

•         Provides investment advisory services to retail and institutional clients

In the “Fund details - Who’s who” section, under the “Portfolio Managers subheading, the information about the portfolio managers is amended and restated, as follows:

Bob Boyda

•         Portfolio Manager of the funds since 2010

•         Senior Vice President, John Hancock Investment Management Services, LLC (1997-2010)

•         Vice President and Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (2009-2010)

•         Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC since 2010

Steve Medina

•         Portfolio Manager of the funds since 2010

•         Senior Vice President, John Hancock Investment Management Services, LLC (1998-2010)

•         Vice President and Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (North America Limited) (2009-2010)

•         Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC since 2010

Bruce Speca

•         Portfolio Manager of the funds since 2010

•         Chief Investment Officer and Executive Vice President, John Hancock Investment Management Services, LLC (2003-2010)

•         Vice President and Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (2009-2010)

•         Head of Global Asset Allocation, John Hancock Asset Management a division of Manulife Asset Management (US) LLC since 2010

Steve Orlich

•         Portfolio Manager of the funds since 2005

•         Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

•         Joined John Hancock Asset Management a division of Manulife Asset Management (North America) Limited in 1998

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Scott Warlow

•         Portfolio Manager of the funds since 2007

•         Managing Director, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

•         Joined John Hancock Asset Management a division of Manulife Asset Management (North America) Limited in 2002

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

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John Hancock Retirement Distribution Portfolio and

John Hancock Retirement Rising Distribution Portfolio

Supplement dated 12-30-10 to the current Prospectuses

In the “Fund summary” section, under the heading “Principal investment strategies,” the following paragraph is added:

The fund may invest in cash and cash equivalent securities within a wide range (0% to 100% of net assets) when the subadviser believes that the fund could benefit from maintaining a higher cash exposure.

Effective as of January 1, 2011, in the “Fund summary” section, under the heading “Investment management,” the subadviser section is amended and restated to reflect the new name of the Fund’s subadviser and to add an additional subadviser, as follows:

Subadviser John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Subadviser John Hancock Asset Management a division of Manulife Asset Management (US) LLC

In the “Fund summary” section, the information under the “Portfolio management” heading is amended and restated, as follows:

Bob Boyda

Senior Managing Director and Senior Portfolio Manager

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Portfolio Manager of the fund since 2010

Steve Medina

Senior Managing Director and Senior Portfolio Manager

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Portfolio Manager of the fund since 2010

Bruce Speca

Head of Global Asset Allocation

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Portfolio Manager of the fund since 2010

Don Rich

Head of Tactical Asset Allocation

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio Manager of the fund since 2010

Steve Orlich

Senior Managing Director and Senior Portfolio Manager

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio Manager of the fund since 2008

Scott Warlow

Managing Director

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio Manager of the fund since 2008

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In the “Fund details – Who’s who” section, the “Subadviser” subsection is amended and restated to reflect the new name of the subadviser and to add an additional subadviser, as follows:

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

200 Bloor Street East

Toronto, Ontario, Canada M4W 1E5

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited, formerly known as MFC Global Investment Management (U.S.A.) Limited, provides investment advisory services to individual and institutional investors and is a wholly owned subsidiary of Manulife Financial Corporation (MFC). As of September 30, 2010 John Hancock Asset Management a division of Manulife Asset Management (North America) Limited had $21.3 billion in assets under management.

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

101 Huntington Avenue

Boston, MA 02199

John Hancock Asset Management a division of Manulife Asset Management (US) LLC, formerly known as MFC Global Investment Management (U.S.), LLC, provides investment advisory services to individual and institutional investors and is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (a subsidiary of Manulife Financial Corporation) and, as of September 30, 2010, had total assets under management of approximately $42.3 billion.

In the “Fund details - Who’s who” section, under the “Portfolio Managers” subheading, the information about the portfolio managers is amended and restated, as follows:

Bob Boyda

•         Portfolio Manager of the fund since 2010

•         Senior Vice President, John Hancock Investment Management Services, LLC (1997-2010)

•         Vice President and Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (2009-2010)

•         Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC since 2010

Steve Medina

•         Portfolio Manager of the fund since 2010

•         Senior Vice President, John Hancock Investment Management Services, LLC (1998-2010)

•         Vice President and Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (2009-2010)

•         Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC since 2010

Bruce Speca

•         Portfolio Manager of the fund since 2010

•         Chief Investment Officer and Executive Vice President, John Hancock Investment Management Services, LLC (2003-2010)

•         Vice President and Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (2009-2010)

•         Head of Global Asset Allocation, John Hancock Asset Management a division of Manulife Asset Management (US) LLC since 2010

Don Rich

•         Portfolio manager of the fund since 2010

•         Head of Tactical Asset Allocation, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited since 2010

•         Vice President and Portfolio Manager and Director of Foreign Exchange Research, Harvard Management Company, 2007-2009; Vice President and Portfolio Manager and Director of Foreign Exchange Research, Wellington Management Company, 2004-2006

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Steve Orlich

•         Portfolio Manager of the fund since 2008

•         Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

•         Joined John Hancock Asset Management a division of Manulife Asset Management (North America) Limited in 1998

Scott Warlow

•         Portfolio Manager of the fund since 2008

•         Managing Director, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

•         Joined John Hancock Asset Management a division of Manulife Asset Management (North America) Limited in 2002

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

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Supplement dated 12-30-10 to the current Statement of Additional Information

All references to MFC Global Investment Management (U.S.A.), Limited (“MFC Global (U.S.A.)”) are changed to reflect the subadviser’s new name, as follows:

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

As of January 1, 2011, John Hancock Asset Management a division of Manulife Asset Management (US) LLC, formerly MFC Global Investment Management (U.S.), LLC, was appointed as a subadviser to the Portfolios. All references to MFC Global Investment Management (U.S), LLC (“MFC Global (U.S.)”) are changed to reflect the new name, as follows:

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

APPENDIX B — FUND MANAGER INFORMATION

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

The following supplements the information presented in the Table in the Appendix B to the SAI regarding the portfolio managers of the Portfolios:

FUND MANAGER INFORMATION

The following table reflects information as of December 16, 2010

Trust Manager (Worldwide)	Registered Investment Company Accounts (Worldwide)	Assets Managed	Pooled Investment Vehicle Accounts (Worldwide)	Assets Managed	Other Accounts	Assets Managed
Bob Boyda	44	$76,316M	0	--	7	$3,096M
Steve Medina	44	$76,316M	0	--	7	$3,096M
Bruce Speca	44	$76,316M	0	--	7	$3,096M

None of these accounts pay a performance based advisory fee

Share ownership by Portfolio Managers.  As of December 16, 2010, Messrs. Boyda, Medina and Speca did not own any shares of the Portfolios.

POTENTIAL CONFLICTS OF INTEREST

While funds managed by each of the portfolio managers may have many similarities, John Hancock Asset Management a division of Manulife Asset Management (US) LLC has adopted compliance procedures to manage potential conflicts of interest such as allocation of investment opportunities and aggregated trading.

DESCRIPTION OF COMPENSATION STRUCTURE

John Hancock Asset Management a division of Manulife Asset Management (US) LLC portfolio managers receive a competitive compensation package that consists of base salary, performance based bonus and a Manulife share ownership plan. The magnitude of the performance based bonus and participation in equity ownership reflects to the seniority and role of each portfolio manager. The subadviser ensures retention through competitive compensation that rewards both individual and team performance. The overall compensation package is targeted at the top of the second quartile against our competitors as deemed through industry surveys. By maximizing the performance bonus at the top of the second quartile, this structure ensures that the portfolio managers do not incur undue risk in the funds they manage.  Messrs. Speca, Boyda and Medina are compensated with fixed salaries, performance based bonuses and participation in equity ownership by the subadviser based upon their seniority and roles within the subadviser’s organization.

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APPENDIX B — FUND MANAGER INFORMATION

John Hancock Asset Management a division of Manulife Asset Management

(North America) Limited

The following supplements the information presented in the Table in the Appendix B to the SAI regarding the portfolio managers of the Portfolios:

FUND MANAGER INFORMATION

The following table reflects information as of December 16, 2010

Trust Manager (Worldwide)	Registered Investment Company Accounts (Worldwide)	Assets Managed	Pooled Investment Vehicle Accounts (Worldwide)	Assets Managed	Other Accounts	Assets Managed
Steve Orlich	40	$74,702	0	--	30	$9,057M
Don Rich	40	$74,702	0	--	0	--
Scott Warlow	40	$74,702	0	--	0	--

None of these accounts pay a performance based advisory fee

Share ownership by Portfolio Managers.  As of December 16, 2010, Messrs. Orlich, Rich and Warlow did not own any shares of the Portfolios.

POTENTIAL CONFLICTS OF INTEREST

While funds managed by each of the portfolio managers may have many similarities, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited has adopted compliance procedures to manage potential conflicts of interest such as allocation of investment opportunities and aggregated trading.

DESCRIPTION OF COMPENSATION STRUCTURE

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited portfolio managers receive a competitive compensation package that consists of base salary, performance based bonus and a Manulife share ownership plan. The magnitude of the performance based bonus and participation in equity ownership reflects to the seniority and role of each portfolio manager. The subadviser ensures retention through competitive compensation that rewards both individual and team performance. The overall compensation package is targeted at the top of the second quartile against our competitors as deemed through industry surveys. By maximizing the performance bonus at the top of the second quartile, this structure ensures that the portfolio managers do not incur undue risk in the funds they manage. Messrs. Orlich, Rich and Warlow are compensated with fixed salaries, performance based bonuses and participation in equity ownership by the subadviser based upon their seniority and roles within the subadviser’s organization.

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.

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